Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Quarterly Results of Operations (Unaudited)
Net sales	$ 813,111	$ 802,829	$ 757,874	$ 789,227	$ 749,222	$ 782,316	$ 752,986	$ 715,209	$ 3,163,041	$ 2,999,733	$ 2,864,427
Gross profit	379,837	377,959	343,858	360,478	348,553	368,430	348,687	325,627
Income (loss) from continuing operations before income taxes	52,182	58,477	(29,677)	58,852	64,787	78,659	52,086	39,251	139,834	234,783	43,688
Loss from discontinued operations, net of taxes					(9,029)	(13,925)	(768)	674		(23,048)	(2,780)
Net income (loss)	34,840	43,628	(18,150)	39,130	43,956	41,239	34,193	27,083	99,448	146,471	29,919
Facility restructuring charges			30,200						32,695
Amount related to accrual of an anticipated legal settlement			$ 12,000